Note 23 - Financial Instruments (Details Textual) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Cash	$ 21,197	$ 4,912
Working capital surplus (deficit)	29,162	8,045
Retained earnings	(263,651)	(257,192)
Comprehensive income (loss)	(6,478)	(108,141)
Payments for exploration and evaluation expenses	341	212
Prepayments	$ 49	27
Currency risk [member]
Statement Line Items [Line Items]
Percentage of reasonably possible increase in unobservable input, assets	10.00%
Percentage of reasonably possible decrease in unobservable input, liabilities	10.00%
Other price risk [member] | Financial assets, marketable securities [member]
Statement Line Items [Line Items]
Percentage of reasonably possible increase in unobservable input, assets	10.00%
Percentage of reasonably possible decrease in unobservable input, liabilities	10.00%
Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial assets, at fair value	$ 0
Financial liabilities, at fair value	0
Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial assets, at fair value	$ 2,031	$ 2,063	$ 0
Level 3 of fair value hierarchy [member] | Growth stages, measurement input [member]
Statement Line Items [Line Items]
Fair value measurement, unobservable input, difference in market-based proxy valuation form comparable listed peers	0.4
Level 3 of fair value hierarchy [member] | Revenue maturity, measurement input [member]
Statement Line Items [Line Items]
Fair value measurement, unobservable input, difference in market-based proxy valuation form comparable listed peers	0.5
Percentage of reasonably possible increase in unobservable input, assets	10.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	$ 406
Level 3 of fair value hierarchy [member] | Market conditions, measurement input [member]
Statement Line Items [Line Items]
Fair value measurement, unobservable input, difference in market-based proxy valuation form comparable listed peers	0.75